CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue	$ 969	$ 482
Cost of revenue	696	227
Gross profit	273	255
Operating expenses:
Research and development	3,757	3,998
General and administrative	8,250	8,132
Performance of contract liability to affiliate	(12)	(61)
Total operating expenses	11,995	12,069
Loss from operations	(11,722)	(11,814)
Equity in net (losses) earnings of affiliate	(9)	0
Foreign currency gain, net	1,730	2,303
Fair value adjustment to VericiDx investment	(854)	(607)
Fair value adjustment to convertible notes	(1,213)	0
Other income, net	114	12
Net loss before income taxes	(11,954)	(10,106)
Income tax expense	1	0
Net loss	(11,953)	(10,106)
Other comprehensive income (loss):
Changes in the fair value of the convertible notes	397	0
Foreign exchange translation adjustment	(1,087)	(2,585)
Comprehensive loss	$ (12,643)	$ (12,691)
Earnings Per Share, Basic	$ (0.16)	$ (0.14)
Earnings Per Share, Diluted	$ (0.16)	$ (0.14)
Weighted Average Number of Shares Outstanding, Basic	74,804,712	72,230,803
Weighted Average Number of Shares Outstanding, Diluted	74,804,712	72,230,803